LOANS - Summary of troubled debt restructurings subsequently defaulted within one year of modification (Details 6) - Loans receivables $ in Thousands	12 Months Ended
	Jun. 30, 2015 USD ($) Contract	Jun. 30, 2014 USD ($) Contract
Residential Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Contracts	1	1
Recorded Investment | $	$ 181	$ 201
Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Contracts	1
Recorded Investment | $	$ 207